UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:		800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:



	Steven N. Palmer			Kansas City, MO		February 6, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	194,581

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1753    42282 SH       SOLE                    42282
AOL Time Warner Inc            COM              00184A105     3839   119610 SH       SOLE
119610
Abbott Laboratories            COM              002824100      389     6970 SH       SOLE                     6970
Agilent Technologies           COM              00846U101     1343    47092 SH       SOLE                    47092
Amer Home Products             COM              026609107     1434    23368 SH       SOLE                    23368
American Express               COM              025816109      432    12095 SH       SOLE                    12095
Amgen Inc                      COM              031162100    11186   198195 SH       SOLE                   198195
Automatic Data Proc            COM              053015103    10040   170466 SH       SOLE                   170466
BP PLC ADR                     COM              055622104     3325    71497 SH       SOLE                    71497
BankAmerica Corp               COM              06605F102     8889   141213 SH       SOLE                   141213
Berkshire Hath/B               COM              084670207      470      186 SH       SOLE                      186
Bristol-Myers Squibb           COM              110122108     2333    45737 SH       SOLE                    45737
Butler Mfg                     COM              123655102      415    15000 SH       SOLE                    15000
Cablevision NY Grp             COM              12686C109     2062    43450 SH       SOLE                    43450
Cerner Corp                    COM              156782104     8464   169517 SH       SOLE                   169517
ChevronTexaco Corp             COM              166764100      735     8206 SH       SOLE                     8206
Chiron Corp                    COM              170040109      757    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     8650   477661 SH       SOLE                   477661
Citigroup Inc                  COM              172967101    11483   227485 SH       SOLE                   227485
Coca Cola                      COM              191216100     1618    34316 SH       SOLE                    34316
Commerce Bancshares            COM              200525103      860    22059 SH       SOLE                    22059
ConAgra Inc                    COM              205887102      216     9080 SH       SOLE                     9080
Disney, Walt Co                COM              254687106     4284   206776 SH       SOLE                   206776
DuPont(EI) DeNemours           COM              263534109     1209    28446 SH       SOLE                    28446
Electronic Data Sys            COM              285661104     1781    25983 SH       SOLE                    25983
Expeditors Intl Wash           COM              302130109      359     6300 SH       SOLE                     6300
Exxon Mobil                    COM              30231G102     1394    35470 SH       SOLE                    35470
General Electric               COM              369604103    12304   306986 SH       SOLE                   306986
Genzyme Corp                   COM              372917104     1760    29400 SH       SOLE                    29400
Hewlett-Packard                COM              428236103     2648   128928 SH       SOLE                   128928
Home Depot Inc                 COM              437076102      263     5166 SH       SOLE                     5166
Int'l Business Mach            COM              459200101      704     5818 SH       SOLE                     5818
Intel                          COM              458140100     6539   207902 SH       SOLE                   207902
J P Morgan Chase               COM              46625h100      248     6836 SH       SOLE                     6836
Jack Henry                     COM              426281101    13632   624161 SH       SOLE                   624161
Johnson & Johnson              COM              478160104     8742   147919 SH       SOLE                   147919
Lilly (Eli)                    COM              532457108      259     3300 SH       SOLE                     3300
McDonald's Corp                COM              580135101      450    17000 SH       SOLE                    17000
Merck & Co                     COM              589331107     7298   124115 SH       SOLE                   124115
Microsoft Corp                 COM              594918104    10744   162169 SH       SOLE                   162169
Motorola, Inc                  COM              620076109     2130   141800 SH       SOLE                   141800
Nextel Comm                    COM              65332V103     3984   363526 SH       SOLE                   363526
Novamed Eyecare                COM              66986W108      126   106964 SH       SOLE                   106964
Paychex Inc                    COM              704326107     3172    91028 SH       SOLE                    91028
Pfizer Inc                     COM              717081103     1765    44297 SH       SOLE                    44297
Procter & Gamble               COM              742718109     1615    20412 SH       SOLE                    20412
Progressive Corp Ohio          COM              743315103      209     1400 SH       SOLE                     1400
Royal Dutch Petro              COM              780257804     2900    59160 SH       SOLE                    59160
SBC Communications             COM              78387G103      397    10140 SH       SOLE                    10140
Schlumberger Ltd               COM              806857108     4630    84253 SH       SOLE                    84253
Sealed Air Corp                COM              812115103     1705    41764 SH       SOLE                    41764
Student Ln Corp                COM              863902102     1136    14100 SH       SOLE                    14100
Sun Microsystems Inc           COM              866810104      245    19920 SH       SOLE                    19920
Target Corp                    COM              87612E106      259     6300 SH       SOLE                     6300
Tyco Intl LTD New              COM              902124106    14065   238791 SH       SOLE                   238791
Verizon Comm                   COM              92343V104      352     7410 SH       SOLE                     7410
Wal-Mart Stores                COM              931142103      578    10043 SH       SOLE                    10043